Payments, by Government - 12 months ended Dec. 31, 2023	Taxes CAD ($)	Taxes USD ($)	Royalties USD ($)	Fees CAD ($)	Fees USD ($)	Infrastructure USD ($)	Total Payments CAD ($)	Total Payments USD ($)
Total	$ 1,280,000	$ 34,420,000	$ 21,060,000	$ 940,000	$ 3,770,000	$ 11,480,000	$ 2,220,000	$ 70,730,000
CANADA
Total	1,280,000	6,900,000		940,000	1,220,000		2,220,000	8,120,000
CANADA | City of Flin Flon
Total		4,000,000						4,000,000
CANADA | Lower Similkameen Indian Band
Total				340,000			340,000
CANADA | Ministry of Finance
Total	650,000			260,000			910,000
CANADA | Provincial Government of Manitoba
Total					1,220,000			1,220,000
CANADA | Town of Crieghton
Total		900,000						900,000
CANADA | Town of Princeton
Total	$ 630,000						630,000
CANADA | Town of Snow Lake
Total		2,000,000						2,000,000
CANADA | Upper Similkameen Indian Band
Total				$ 340,000			$ 340,000
PERU
Total		27,440,000	21,060,000		1,800,000	11,480,000		61,780,000
PERU | Cusco Regional Government
Total						920,000		920,000
PERU | Government of Peru
Total		27,440,000	$ 21,060,000		1,800,000	460,000		50,760,000
PERU | Municipal District of Capacmarca
Total						150,000		150,000
PERU | Municipal District of Chamaca
Total						900,000		900,000
PERU | Municipal District of Condoroma
Total						120,000		120,000
PERU | Municipal District of Coporaque
Total						180,000		180,000
PERU | Municipal District of Livitaca
Total						3,740,000		3,740,000
PERU | Municipal District of Llusco
Total						250,000		250,000
PERU | Municipal District of Quinota
Total						220,000		220,000
PERU | Municipal District of Velille
Total						3,940,000		3,940,000
PERU | Province of Chumbivilcas
Total						380,000		380,000
PERU | Town of Pulpera Condes
Total						$ 220,000		220,000
UNITED STATES
Total		80,000			750,000			830,000
UNITED STATES | Arizona State Government
Total					130,000			130,000
UNITED STATES | Bureau of Land Management
Total					$ 620,000			620,000
UNITED STATES | Pima County Treasurer
Total		$ 80,000						$ 80,000